Property, plant and equipment - Disclosure of non-current operating assets by region (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	€ 182,156	€ 182,749
United Kingdom
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	87,646	84,843
Austria
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	49,460	52,199
Nordics
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	39,111	40,250
Other Europe
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	4,839	5,211
United States
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	934	64
Canada
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	€ 166	€ 183